Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 13,462	$ 10,451	$ 38,427	$ 33,036